Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Stock by Class	ASML’s authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Number of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	1
Ordinary shares	700,000,000	€0.09 per share	1
The issued and fully paid-up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2022	2023	2024
Issued ordinary shares with nominal value of €0.09	394,589,411	393,421,721	393,283,720
Issued ordinary treasury shares with nominal value of €0.09	8,548,631	6,162,857	546,972
Total issued ordinary shares with nominal value of €0.09	403,138,042	399,584,578	393,830,692

Accelerated Share Repurchases	The following table provides a summary of shares repurchased by ASML in 2024:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 1 – 31, 2024	54,938	797.29	54,938	10,756.2
February 1 – 29, 2024	217,359	849.36	272,297	10,571.6
March 1 – 31, 2024	196,519	892.93	468,816	10,396.1
April 1 – 30, 2024	106,109	905.71	574,925	10,300.0
May 1 – 31, 2024	—	—	574,925	10,300.0
June 1 – 30, 2024	—	—	574,925	10,300.0
July 1 – 31, 2024	—	—	574,925	10,300.0
August 1 – 31, 2024	—	—	574,925	10,300.0
September 1 – 30, 2024	—	—	574,925	10,300.0
October 1 – 31, 2024	—	—	574,925	10,300.0
November 1 – 30, 2024	—	—	574,925	10,300.0
December 1 – 31, 2024	—	—	574,925	10,300.0
Total	574,925	869.68